Provisions (Tables)	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Summary of Provisions
The Company’s provisions were as follows, as at:

	January 31, 2021	January 31, 2020
Product-related	$390.0	$519.4
Restructuring (Note 27)	11.2	1.7
Other	27.2	18.4
Total provisions	$428.4	$539.5
Current	353.2	426.7
Non-current	75.2	112.8
Total provisions	$428.4	$539.5

Summary of changes in Provision
The changes in provisions were as follows:

	Product-related		Restructuring	Other		Total
Balance as at January 31, 2020	$519.4		$1.7	$18.4		$539.5
Expensed during the year	512.2	[a]	37.3	27.3		576.8
Paid during the year	(634.2)		(26.8)	(15.8)		(676.8)
Reversed during the year	(6.1)		—	(4.3)	[b]	(10.4)
Effect of foreign currency exchange rate changes	(3.9)		(1.0)	1.6		(3.3)
Unwinding of discount and effect of changes in discounting estimates	2.6		—	—		2.6
Balance as at January 31, 2021	$390.0		$11.2	$27.2		$428.4
[a]
  Includes $31.9 million related to the wind-down of the Evinrude outboard engines production (see Note 26).
[b]
  Includes a reversal of $4.0 million related to the patent infringement litigation cases with one of the Company’s competitors (Note 27).